CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (839,528)	$ (118,245)	¥ (1,578,403)	¥ (1,298,880)
Depreciation of property and equipment and amortization of intangible assets	24,892	3,506	25,210	21,451
Share-based compensation expenses	164,656	23,191	373,895	548,465
Accrued investment income of short-term investments	(37,514)	(5,284)	(31,537)	(6,366)
Deferred income tax	(3,806)	(536)	(2,400)	(1,095)
Provision of allowance for expected credit loss	29,916	4,214	34,457	32,633
Loss on disposal of property and equipment	402	57	77
Impairment of long-term investments			20,894
Fair value change of financial instruments	5,170	728	176,685	(27,846)
Changes in operating assets and liabilities:
Trade receivables	64,411	9,072	(132,839)	(374,676)
Prepayments and other current assets	(41,724)	(5,877)	87,134	(134,357)
Right-of-use assets	59,908	8,438	26,393	(123,271)
Other non-current assets	13,061	1,840	382	(7,681)
Accounts payable and accrued liabilities	220,243	31,021	(15,870)	524,245
Contract liabilities	(87,060)	(12,262)	78,219	79,404
Amounts due from/to related parties	7,442	1,048	(65,287)	33,203
Taxes payable	(4,692)	(661)	(40,849)	59,017
Salary and welfare payables	56,869	8,010	(36,542)	81,422
Other current liabilities	2,653	374	(8,472)	34,333
Lease liabilities	(50,826)	(7,159)	(26,101)	119,765
Net cash used in operating activities	(415,500)	(58,525)	(1,114,954)	(440,234)
Cash flows from investing activities:
Cash paid for long-term investments	(30,000)	(4,225)		(19,380)
Purchases of short-term investments	(7,533,252)	(1,061,038)	(10,546,256)	(6,418,000)
Proceeds of maturities of short-term investments	6,584,256	927,373	12,046,130	5,234,592
Purchases of term deposits	(2,677,594)	(377,131)	(3,571,690)	(4,946,963)
Proceeds from withdrawal of term deposits	2,047,915	288,443	5,768,675	3,018,396
Purchase of intangible assets	(381)	(53)
Purchases of property and equipment	(8,489)	(1,196)	(714)	(7,440)
Proceeds from/(payment for) disposal of property and equipment	(5)	(1)	123
Acquisition of subsidiaries, net of cash acquired	(63,590)	(8,956)	(60,608)	(33,180)
Proceeds from/(payment of) foreign exchange options			(145,193)	35,472
Net cash (used in)/ provided by investing activities	(1,681,140)	(236,784)	3,490,467	(3,136,503)
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost				4,853,293
Proceeds received from employees in relation to share options	4,513	636	19,612	22,954
Payments for repurchase of shares	(369,569)	(52,053)	(127,962)
Net cash provided by/(used in) financing activities	(365,056)	(51,417)	(108,350)	4,876,247
Effect of exchange rate changes on cash and cash equivalents	42,510	5,987	101,528	(100,169)
Net increase/ (decrease) in cash and cash equivalents	(2,419,213)	(340,739)	2,368,691	1,199,341
Cash and cash equivalents at beginning of the year	4,525,852	637,453	2,157,161	957,820
Cash and cash equivalents at end of the year	2,106,639	296,714	4,525,852	2,157,161
Supplemental disclosures of cash flows information:
Cash paid for income taxes, net of tax refund	11,143	1,569	16,917	3,499
Supplemental schedule of non-cash investing and financing activities:
Accretions of convertible redeemable preferred shares to redemption value				170,585
Unpaid consideration for acquisition (including contingent consideration)	78,362	11,037	¥ 22,858	¥ 79,636
Unpaid consideration for long-term investments	¥ 14,621	$ 2,059